Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated cash flow statement
Interest received	£ 11,245	£ 10,927	£ 10,946
Interest paid	£ 3,318	£ 2,511	£ 2,300